SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical)		12 Months Ended
	Jan. 24, 2024 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Sep. 30, 2025 USD ($)	Jan. 24, 2024 TWD ($)
Line of Credit Facility [Line Items]
Long term debt		$ 376,188				$ 306,382
Securitized loan percentage	75.00%
Security deposit percentage	10.00%
Term Loan [Member]
Line of Credit Facility [Line Items]
Long term debt	$ 600,000						$ 20,000,000
Term loan	5 years
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 300,000						$ 10,000,000
Term loan	1 year
Term Loan [Member]
Line of Credit Facility [Line Items]
Term loan	5 years
Shanghai Bank [Member]
Line of Credit Facility [Line Items]
Debt interest rate		2.10%	[1]	2.10%	[2]
Maturity date description		due January 2029	[1]	January 2029 (1)	[2]

[1]	On January 24, 2024, the Company received a facility notice from Shanghai Commercial Bank, granting a revolving loan facility totaling up to TWD
[2]	On January 24, 2024, the Company received a facility notice from Shanghai Commercial Bank, granting a revolving loan facility totaling up to TWD